Commitments and contingent liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Capital expenditure contracted for at statement of financial position date but not yet incurred is:
Property, plant and equipment	$ 17,262	$ 7,019
Commitments of joint ventures (attributable share)
Commitments in relation to joint ventures	24,861	9,692
Contractual capital commitments	42,123	16,711
Kibali Jersey Limited [Member]
Commitments of joint ventures (attributable share)
Commitments in relation to joint ventures	8,599	9,655
Kibali Jersey Limited [Member] | Property, Plant and Equipment [Member]
Capital expenditure contracted for at statement of financial position date but not yet incurred is:
Property, plant and equipment	19,108	21,456	$ 27,385
Societe des Mines de Morila SA [Member]
Commitments of joint ventures (attributable share)
Commitments in relation to joint ventures	0	37
RAL 1 Limited [Member]
Commitments of joint ventures (attributable share)
Commitments in relation to joint ventures	$ 16,262	$ 0